Leases - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of Leases [Abstract]
Weighted average remaining lease term (in years)			13 years 8 months 12 days
Weighted average discount rate (as a percent)	4.40%		4.40%
Additions to right-of-use assets	$ 5	$ 3	$ 27	$ 214
Interest expense	$ 6	$ 5	17	20
Cash outflow for leases			$ 80	$ 42